Employee Benefit Plans - Inputs in Benefit Obligations (Details)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Employee Benefit Plans
Discount rate	0.60%	0.50%	0.90%
Expected rate of return on plan assets	2.50%	2.50%	3.00%
Future salary increases	1.00%	1.50%
Future pension increases	0.00%	0.00%
Expected average remaining working lives in years	11 years	11 years